FEDERATED U. S. GOVERNMENT SECURITIES FUND: 2-5 YEARS
Institutional Shares
Institutional Service Shares
Supplement to Prospectuses dated March 31, 1999

At a Special Meeting of Shareholders to be held on June 21, 1999, shareholders of the Trust will be asked to vote on the changes described below. If approved by shareholders, these changes will take effect as of July 1, 1999. Shareholders will be notified if any of these changes are not approved. Please keep this supplement for your records.

Shareholders will be asked to consider the following proposals:

                     1.    To elect five Trustees;

                     2. To ratify the selection of the Trust's independent auditors;

                     3. To make changes to the Trust's fundamental investment policies:

                    a.   To amend the Trust's  fundamental  investment  policies
                         regarding    borrowing   money   and   issuing   senior
                         securities;

                           b. To amend the Trust's fundamental investment policy
regarding lending by the Trust;

                           c. To amend, and to make non-fundamental, the Trust's fundamental investment policy on buying securities on margin;

                           d. To amend, and to make non-fundamental, the Trust's
fundamental investment policy on pledging assets;

                           e. To amend, and to make non-fundamental, the Trust's fundamental investment policy regarding investing in U.S. government securities;

                           f. To make non-fundamental the Trust's fundamental investment policy regarding investing in repurchase agreements; and

                           g. To make non-fundamental the Trust's fundamental investment policy regarding engaging in when-issued and delayed delivery transactions.

                     4. To eliminate certain of the Trust's fundamental investment policies:

                    a. To remove the Trust's fundamental investment policy regarding selling securities short; and

                           b. To remove the Trust's fundamental investment
policy regarding portfolio trading.

                     5. To approve an amendment and restatement to the Trust's Declaration of Trust to permit the Board of Trustees to liquidate assets of the Trust without seeking shareholder approval

                     6. To transact such other business as may properly come before the meeting or any adjournment thereof.



                                                                  April 23, 1999







Cusip    8022502A-IS
         8022502A-SS

G02642-02(4/99)